Fair Values of Assets and Liabilities - Assets Measured at Fair Value on Nonrecurring Basis (Details) - Fair value, measurements, nonrecurring - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of allowance for losses	$ 636	$ 354
Other assets	25	27
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of allowance for losses	0	0
Other assets	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of allowance for losses	0	0
Other assets	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of allowance for losses	636	354
Other assets	$ 25	$ 27